245 Summer Street Boston, MA 02210	Fidelity® Investments

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	March 28, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Rutland Square Trust II (the trust): Strategic Advisers U.S. Total Stock Fund File No. 811-21991

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of Strategic Advisers U.S. Total Stock Fund, a series of the trust in connection with (i) the proposed acquisition by Strategic Advisers U.S. Total Stock Fund of all of the assets of Strategic Advisers Large Cap Fund, another series of the trust, and the assumption by Strategic Advisers U.S. Total Stock Fund of the liabilities of Strategic Advisers Large Cap Fund, solely in exchange for shares of Strategic Advisers U.S. Total Stock Fund; and (ii) the proposed acquisition by Strategic Advisers U.S. Total Stock Fund of all of the assets of Strategic Advisers Small-Mid Cap Fund, another series of the trust, and the assumption by Strategic Advisers U.S. Total Stock Fund of the liabilities of Strategic Advisers Small-Mid Cap Fund, solely in exchange for shares of Strategic Advisers U.S. Total Stock Fund (together, the “Reorganization”). The Reorganization is in connection with an Agreement and Plan of Reorganization (the “Agreement”).

In connection with the Reorganization, filed herewith are the Notice to Shareholders, Proxy Statement and Prospectus (the “Proxy Statement”), and Agreement to be sent to shareholders of Strategic Advisers Large Cap Fund and Strategic Advisers Small-Mid Cap Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Special Meeting of Shareholders is scheduled to be held on July 9, 2024. It is expected that the Proxy Statement will be mailed to shareholders on or about May 13, 2024, more than 20 days before the meeting. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Proxy Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Proxy Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than April 17, 2024. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||\\\\	Sincerely,
/s/ Renee Fuller
Renee Fuller
Legal Product Group